Note 1 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives	12 Months Ended
Dec. 31, 2014
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years